Shareholder Report, Average Annual Return (Details)		1 Months Ended	2 Months Ended	6 Months Ended		12 Months Ended	60 Months Ended	101 Months Ended	120 Months Ended
	May 01, 2019	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2014	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024
C000111287
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Class A
Average Annual Return, Percent						34.15%	8.54%		9.12%
C000111288
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Class C
Average Annual Return, Percent						38.80%	8.88%		8.93%
C000144476
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Class A
Average Annual Return, Percent						31.92%	17.19%		12.23%
C000144477
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Class C
Average Annual Return, Percent						36.64%	17.58%		12.03%
C000111283
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Class A
Average Annual Return, Percent						42.37%	(2.04%)		3.40%
C000111284
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Class C
Average Annual Return, Percent						47.53%	(1.72%)		3.24%
Without Sales Load [Member] | C000102285
Average Annual Return [Line Items]
Average Annual Return, Percent						35.08%	12.51%		10.45%
Without Sales Load [Member] | C000111287
Average Annual Return [Line Items]
Average Annual Return, Percent						40.82%	9.60%		9.65%
Without Sales Load [Member] | C000111288
Average Annual Return [Line Items]
Average Annual Return, Percent						39.80%	8.88%		8.93%
Without Sales Load [Member] | C000111289
Average Annual Return [Line Items]
Average Annual Return, Percent						41.21%	9.93%		9.99%
Without Sales Load [Member] | C000111290
Average Annual Return [Line Items]
Average Annual Return, Percent						40.76%	9.56%		9.61%
Without Sales Load [Member] | C000144476
Average Annual Return [Line Items]
Average Annual Return, Percent						38.53%	18.35%		12.78%
Without Sales Load [Member] | C000109813
Average Annual Return [Line Items]
Average Annual Return, Percent						13.13%	4.60%		4.27%
Without Sales Load [Member] | C000109812
Average Annual Return [Line Items]
Average Annual Return, Percent						13.04%	4.49%		4.16%
Without Sales Load [Member] | C000253515
Average Annual Return [Line Items]
Average Annual Return, Percent			(3.23%)
Without Sales Load [Member] | C000167155
Average Annual Return [Line Items]
Average Annual Return, Percent						12.63%	5.77%	6.69%
Without Sales Load [Member] | C000167154
Average Annual Return [Line Items]
Average Annual Return, Percent						12.52%	5.65%	6.58%
Without Sales Load [Member] | C000253516
Average Annual Return [Line Items]
Average Annual Return, Percent			0.07%
Without Sales Load [Member] | C000144477
Average Annual Return [Line Items]
Average Annual Return, Percent						37.64%	17.58%		12.03%
Without Sales Load [Member] | C000144478
Average Annual Return [Line Items]
Average Annual Return, Percent						38.91%	18.71%		13.11%
Without Sales Load [Member] | C000144479
Average Annual Return [Line Items]
Average Annual Return, Percent						38.43%	18.28%		12.72%
Without Sales Load [Member] | C000111283
Average Annual Return [Line Items]
Average Annual Return, Percent						49.48%	(1.08%)		3.91%
Without Sales Load [Member] | C000111284
Average Annual Return [Line Items]
Average Annual Return, Percent						48.53%	(1.72%)		3.24%
Without Sales Load [Member] | C000111285
Average Annual Return [Line Items]
Average Annual Return, Percent						50.00%	(0.73%)		4.27%
Without Sales Load [Member] | C000111286
Average Annual Return [Line Items]
Average Annual Return, Percent						49.40%	(1.12%)		3.90%
Without Sales Load [Member] | C000211491
Average Annual Return [Line Items]
Average Annual Return, Percent						40.61%	8.88%		8.49%
Without Sales Load [Member] | C000082313
Average Annual Return [Line Items]
Average Annual Return, Percent						40.17%	8.62%		8.35%
Without Sales Load [Member] | C000211492
Average Annual Return [Line Items]
Average Annual Return, Percent						26.87%	1.17%		3.54%
Without Sales Load [Member] | C000082314
Average Annual Return [Line Items]
Average Annual Return, Percent						26.55%	0.91%		3.39%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P 500 Total Return Index
Average Annual Return, Percent						38.02%	15.27%		13.00%
Russell 2000® Growth Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index TR
Average Annual Return, Percent						36.49%	7.92%		8.15%
Russell 2000® Growth Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index TR
Average Annual Return, Percent						36.49%	7.92%		8.15%
Russell 2000® Growth Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index TR
Average Annual Return, Percent						36.49%	7.92%		8.15%
Russell 2000® Growth Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index TR
Average Annual Return, Percent						36.49%	7.92%		8.15%
Russell Midcap® Growth Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index TR
Average Annual Return, Percent						38.67%	11.46%		11.19%
Bloomberg EM Large, Mid, and Small Cap Net Return USD Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg EM Large, Mid, and Small Cap Net Return USD Index
Average Annual Return, Percent						23.11%	5.13%		4.35%
Bloomberg EM Large, Mid, and Small Cap Net Return USD Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg EM Large, Mid, and Small Cap Net Return USD Index
Average Annual Return, Percent						23.11%	5.13%		4.35%
Bloomberg EM Large, Mid, and Small Cap Net Return USD Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg EM Large, Mid, and Small Cap Net Return USD Index
Average Annual Return, Percent			3.50%
Russell Midcap® Growth Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index TR
Average Annual Return, Percent						38.67%	11.46%		11.19%
Russell Midcap® Growth Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index TR
Average Annual Return, Percent						38.67%	11.46%		11.19%
Russell Midcap® Growth Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index TR
Average Annual Return, Percent						38.67%	11.46%		11.19%
Russell 2000® Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index TR
Average Annual Return, Percent						34.07%	8.50%		7.94%
Russell 2000® Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index TR
Average Annual Return, Percent						34.07%	8.50%		7.94%
Russell 2000® Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index TR
Average Annual Return, Percent						34.07%	8.50%		7.94%
Russell 2000® Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index TR
Average Annual Return, Percent						34.07%	8.50%		7.94%
Russell 1000® Value Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index TR
Average Annual Return, Percent						30.98%	10.14%		8.87%
Russell 1000® Value Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index TR
Average Annual Return, Percent						30.98%	10.14%		8.87%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Total Return Index
Average Annual Return, Percent						38.02%	15.27%		13.00%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					S&P 500 Total Return Index
Average Annual Return, Percent						38.02%	15.27%		13.00%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent						37.86%	14.60%		12.44%
Russell 2000® Financial Services Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Financial Services Index TR
Average Annual Return, Percent						45.46%	7.22%		7.96%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent						37.86%	14.60%		12.44%
Russell 2000® Financial Services Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Financial Services Index TR
Average Annual Return, Percent						45.46%	7.22%		7.96%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent						37.86%	14.60%		12.44%
Morningstar EM Net Return USD Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Morningstar EM Net Return USD Index
Average Annual Return, Percent						24.97%	5.05%		4.19%
Morningstar EM Net Return USD Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Morningstar EM Net Return USD Index
Average Annual Return, Percent						24.97%	5.05%		4.19%
Morningstar EM Net Return USD Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Morningstar EM Net Return USD Index
Average Annual Return, Percent			1.53%
Bloomberg EM Large, Mid, and Small Cap Net Return USD Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg EM Large, Mid, and Small Cap Net Return USD Index
Average Annual Return, Percent						23.11%	5.13%	7.19%
Morningstar EM Net Return USD Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Morningstar EM Net Return USD Index
Average Annual Return, Percent						24.97%	5.05%	7.20%
Bloomberg EM Large, Mid, and Small Cap Net Return USD Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg EM Large, Mid, and Small Cap Net Return USD Index
Average Annual Return, Percent						23.11%	5.13%	7.19%
Morningstar EM Net Return USD Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Morningstar EM Net Return USD Index
Average Annual Return, Percent						24.97%	5.05%	7.20%
Bloomberg EM Large, Mid, and Small Cap Net Return USD Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg EM Large, Mid, and Small Cap Net Return USD Index
Average Annual Return, Percent			3.50%
Morningstar EM Net Return USD Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Morningstar EM Net Return USD Index
Average Annual Return, Percent			1.53%
Russell 2000® Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index TR
Average Annual Return, Percent						34.07%	8.50%		7.94%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent						37.86%	14.60%		12.44%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent						37.86%	14.60%		12.44%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent						37.86%	14.60%		12.44%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent						37.86%	14.60%		12.44%
Russell 3000® Growth Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index TR
Average Annual Return, Percent						43.42%	18.34%		15.66%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent						37.86%	14.60%		12.44%
Russell 3000® Growth Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index TR
Average Annual Return, Percent						43.42%	18.34%		15.66%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent						37.86%	14.60%		12.44%
Russell 3000® Growth Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index TR
Average Annual Return, Percent						43.42%	18.34%		15.66%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent						37.86%	14.60%		12.44%
Russell 3000® Growth Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index TR
Average Annual Return, Percent						43.42%	18.34%		15.66%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent						37.86%	14.60%		12.44%
Russell 2000® Financial Services Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Financial Services Index TR
Average Annual Return, Percent						45.46%	7.22%		7.96%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent						37.86%	14.60%		12.44%
Russell 2000® Financial Services Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Financial Services Index TR
Average Annual Return, Percent						45.46%	7.22%		7.96%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Total Return Index
Average Annual Return, Percent						38.02%	15.27%		13.00%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					S&P 500 Total Return Index
Average Annual Return, Percent						38.02%	15.27%		13.00%
Russell 2000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Average Annual Return, Percent						31.77%	8.42%		7.33%
Russell 2000® Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index TR
Average Annual Return, Percent						34.07%	8.50%		7.94%
Russell 2000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Average Annual Return, Percent						31.77%	8.42%		7.33%